Credit Facilities and Notes Payable - (Details) - USD ($)	Apr. 08, 2020	Jan. 31, 2020	Apr. 27, 2018	Jun. 30, 2020
Credit Facilities and Notes Payable
Term of loan	2 years
2018 revolving line of credit
Credit Facilities and Notes Payable
Maximum borrowing capacity			$ 25,000,000.0
Additional credit limit			15,000,000.0
Sublimit			$ 5,000,000.0
Unused capacity fee Percentage			0.15%
Non-refundable commitment fee			$ 50,000
2018 revolving line of credit | Prime rate
Credit Facilities and Notes Payable
Applicable margin			1.5%
2018 revolving line of credit | Libor
Credit Facilities and Notes Payable
Applicable margin			2.5%
2020 revolving line of credit
Credit Facilities and Notes Payable
Maximum borrowing capacity		$ 25,000,000.0
Additional credit limit		15,000,000.0
Sublimit		$ 5,000,000.0
Unused capacity fee Percentage		0.15%
Non-refundable commitment fee		$ 50,000
Line of credit	$ 0
2020 revolving line of credit | Prime rate
Credit Facilities and Notes Payable
Applicable margin		1.5%
2020 revolving line of credit | Libor
Credit Facilities and Notes Payable
Applicable margin		2.5%
Paycheck Protection Program Loan
Credit Facilities and Notes Payable
Term of loan	2 years		1 year
Proceeds from loan	$ 10,000,000.0
Interest rate (as a percent)	1.00%
Outstanding loan balance				$ 10,000,000.0